OneAscent Large Cap Core ETF
Schedule of Investments
November 30, 2022 - (Unaudited)
COMMON STOCKS — 91.60% Shares Fair Value
Consumer Discretionary — 9.72%
Copart, Inc.
(a)
7,922 $ 527,289
Fortune Brands Home & Security, Inc. 4,637 302,982
Gentex Corp. 34,887 1,008,234
Lennar Corp., Class A 3,233 283,954
LKQ Corp. 5,934 322,394
Lululemon Athletica, Inc.
(a)
483 183,690
Thor Industries, Inc. 12,150 1,046,601
Tractor Supply Co. 3,521 796,837
Williams-Sonoma, Inc. 3,868 452,169
YETI Holdings, Inc.
(a)
15,767 707,781
5,631,931
Consumer Staples — 2.05%
Clorox Co. (The) 2,045 303,990
Costco Wholesale Corp. 604 325,707
Estee Lauder Cos., Inc. (The), Class A 1,051 247,815
McCormick & Co., Inc. 3,651 310,992
1,188,504
Energy — 1.88%
EOG Resources, Inc. 2,560 363,341
Hess Corp. 2,639 379,778
ONEOK, Inc. 5,177 346,445
1,089,564
Financials — 15.87%
Arch Capital Group Ltd.
(a)
15,540 931,001
Brown & Brown, Inc. 5,393 321,369
Cboe Global Markets, Inc. 3,243 411,342
Charles Schwab Corp. (The) 20,033 1,653,524
Chubb Ltd. 9,239 2,028,793
Cincinnati Financial Corp. 3,989 442,619
Everest Re Group Ltd. 1,829 618,092
Progressive Corp. (The) 7,014 926,900
RenaissanceRe Holdings Ltd. 2,153 406,723
SVB Financial Group
(a)
1,832 424,621
T. Rowe Price Group, Inc. 5,285 660,149
Willis Towers Watson PLC 1,505 370,471
9,195,604
Health Care — 14.53%
Align Technology, Inc.
(a)
6,981 1,372,883
Cigna Corp. 3,447 1,133,684
Danaher Corp. 6,484 1,772,791
Elevance Health, Inc. 4,329 2,307,010
Horizon Therapeutics PLC
(a)
4,529 454,213
Laboratory Corp. of America Holdings 1,181 284,267
PerkinElmer, Inc. 2,045 285,748
Vertex Pharmaceuticals, Inc.
(a)
2,549 806,504
8,417,100

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 91.60% - continued Shares Fair Value
Industrials — 8.21%
Amphenol Corp., Class A 13,347 $ 1,073,499
Cintas Corp. 1,181 545,362
Expeditors International of Washington, Inc. 3,639 422,342
Graco, Inc. 4,313 301,781
JB Hunt Transport Services, Inc. 1,721 316,475
Old Dominion Freight Line, Inc. 965 292,019
Sensata Technologies Holding PLC 19,067 859,922
Stanley Black & Decker, Inc. 3,561 291,005
Toro Co. (The) 3,449 382,804
U-Haul Holding Co. 425 26,903
U-Haul Holding Co., Series N 3,861 243,899
4,756,011
Materials — 3.31%
Newmont Corp. 7,305 346,768
Sherwin-Williams Co. (The) 5,044 1,256,865
Steel Dynamics, Inc. 3,037 315,635
1,919,268
Real Estate — 1.73%
Crown Castle International Corp. 2,693 380,871
Jones Lang LaSalle, Inc.
(a)
1,289 216,771
Prologis, Inc. 3,449 406,258
1,003,900
Technology — 33.34%
Adobe, Inc.
(a)
1,840 634,671
Advanced Micro Devices, Inc.
(a)
15,184 1,178,733
Arista Networks, Inc.
(a)
7,438 1,036,113
Broadcom, Inc. 2,111 1,163,224
FactSet Research Systems, Inc. 958 441,916
Garmin Ltd. 7,059 656,416
Intuit, Inc. 2,505 1,021,013
KLA Corp. 1,177 462,738
Lam Research Corp. 1,484 701,012
Leidos Holdings, Inc. 3,557 388,887
MasterCard, Inc., Class A 3,773 1,344,697
Micron Technology, Inc. 18,157 1,046,751
Microsoft Corp. 14,745 3,762,040
MKS Instruments, Inc. 13,134 1,101,417
NVIDIA Corp. 6,643 1,124,195
S&P Global, Inc. 1,260 444,528
TD SYNNEX Corp. 11,151 1,140,748
Universal Display Corp. 2,658 299,344
Verisk Analytics, Inc. 2,213 406,550
VMware, Inc., Class A
(a)
7,882 957,584
19,312,577
Utilities — 0.96%
WEC Energy Group, Inc. 5,610 556,175

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
Total Common Stocks/ Investments — 91.60% (Cost $56,158,079 ) $ 53,070,634
Other Assets in Excess of Liabilities — 8.40% 4,867,175
NET ASSETS — 100.00% $ 57,937,809
(a) Non-income producing security.

OneAscent Core Plus Bond ETF
Schedule of Investments
November 30, 2022 - (Unaudited)
E
ASSET BACKED SECURITIES — 12.73%
Principal
Amount Fair Value
Century Plaza Towers, Series 2019-CPT, Class B, 3.10%, 11/13/2039
(a)(b)
$ 740,000 $ 567,103
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/2039
(a)
1,000,000 861,855
DBUBS Mortgage Trust, Series 2017-BRBK, Class A, 3.45%, 10/10/2034
(a)
1,000,000 939,704
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B,
5.50%, 7/20/2049
(a)
1,250,000 1,081,456
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2020-
609M, Class A, 5.25%, 10/15/2033 (US0001M + 1.370bps)
(a)(b)
1,000,000 956,854
Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.41%,
9/10/2039
(a)(b)
1,000,000 814,285
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class
A, 5.38%, 7/15/2036 (US0001M + 1.500bps)
(a)(b)
1,000,000 980,796
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/2054
(a)
1,100,000 904,259
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/2024
(a)
1,000,000 960,416
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/2032
(a)
1,000,000 949,851
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.02%, 2/10/2032
(a)
500,000 470,700
STWD Mortgage Trust, Series 2021-LIH, Class AS, 5.13%, 11/15/2036
(US0001M + 1.257bps)
(a)(b)
1,000,000 954,942
STWD Mortgage Trust, Series 2021-LIH, Class B, 5.53%, 11/15/2036
(US0001M + 1.656bps)
(a)(b)
1,000,000 951,252
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/2057
(a)
945,831 889,531
Vivint Solar Financing V, LLC, Series 2018-1A, Class B, 7.37%,
4/30/2048
(a)
633,043 581,364
Total Asset Backed Securities (Cost $13,649,852) 12,864,368
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.87%
Freddie Mac Multiclass Certificates, Series 2022-P013, Class A2, 2.85%,
2/25/2032
(b)
1,000,000 880,400
Total Collateralized Mortgage Obligations (Cost $942,968) 880,400
CORPORATE BONDS — 45.29%
Communications — 1.8%
Alphabet, Inc., 1.10%, 8/15/2030 1,000,000 793,817
Verizon Communications, Inc., 3.40%, 3/22/2041 1,300,000 993,856
1,787,673
Consumer Discretionary — 3.4%
Conservation Fund, Series 2019, 3.47%, 12/15/2029 1,000,000 868,095
General Motors Co., 5.60%, 10/15/2032 1,000,000 957,371
Magna International, Inc., 2.45%, 6/15/2030 1,000,000 831,814
Walmart, Inc., 1.80%, 9/22/2031 1,000,000 823,518
3,480,798
Consumer Staples — 1.7%
PepsiCo, Inc., 3.90%, 7/18/2032 1,100,000 1,052,585
Unilever Capital Corp., 2.63%, 8/12/2051 1,000,000 661,037
1,713,622
Energy — 1.5%
BP Capital Markets America, Inc., 2.77%, 11/10/2050 1,000,000 659,036

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
CORPORATE BONDS — 45.29% - continued
Principal
Amount Fair Value
Equinor ASA, 3.95%, 5/15/2043 $ 1,000,000 $ 855,685
1,514,721
Financials — 12.6%
Bank of America Corp., MTN, 3.38%, 4/2/2026 (SOFRRATE +
1.330bps)
(b)
1,000,000 951,769
BB Blue Financing DAC, Series A2, 4.40%, 9/20/2029 1,000,000 991,480
BB Blue Financing DAC, Series A1, 4.40%, 9/20/2037 1,000,000 1,003,580
Credit Suisse Group AG, 9.02%, 11/15/2033 (SOFRRATE + 5.020bps)
(a)(b)
1,050,000 1,060,373
HSBC Holdings PLC, 5.21%, 8/11/2028 (SOFRRATE + 2.610bps)
(b)
1,000,000 963,539
HSBC Holdings PLC, 5.40%, 8/11/2033 (SOFRRATE + 2.870bps)
(b)
1,075,000 1,000,496
ING Groep N.V., 1.40%, 7/1/2026 (H15T1Y + 1.100bps)
(a)(b)
1,000,000 892,279
Intesa Sanpaolo SpA, 8.25%, 11/21/2033 (H15T1Y + 4.400bps)
(a)(b)
1,600,000 1,640,944
National Bank of Canada, MTN, 0.55%, 11/15/2024 (H15T1Y +
0.400bps)
(b)
1,000,000 953,844
OMERS Finance Trust, 3.50%, 4/19/2032
(a)
1,000,000 911,939
OMERS Finance Trust, 4.00%, 4/19/2052
(a)
1,000,000 825,127
Province of Quebec Canada, 1.90%, 4/21/2031 1,000,000 841,345
SVB Financial Group, 1.80%, 2/2/2031 1,000,000 718,669
12,755,384
Health Care — 1.5%
Gilead Sciences, Inc., 2.60%, 10/1/2040 1,000,000 712,781
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/2030 1,000,000 822,037
1,534,818
Industrials — 4.8%
Delta Air Lines Pass Through Trust, Series 2020-1, Class A, 2.50%,
6/10/2028 1,613,986 1,368,788
Otis Worldwide Corp., 3.11%, 2/15/2040 1,000,000 748,927
Siemens Financieringsmaatschappij N.V., 1.20%, 3/11/2026 1,000,000 891,600
Tote Shipholdings, LLC, 3.40%, 10/16/2040 1,023,000 923,405
Vessel Management Services, Inc., 3.48%, 1/16/2037 963,000 879,435
4,812,155
Materials — 1.3%
FMG Resources (August 2006) Pty Ltd., 6.13%, 4/15/2032
(a)
500,000 458,100
Newmont Corp., 2.25%, 10/1/2030 1,000,000 805,007
1,263,107
Multi-Nationals — 5.4%
European Investment Bank, 0.75%, 9/23/2030 1,000,000 791,437
Inter-American Investment Corp., 2.63%, 4/22/2025 1,000,000 959,608
International Bank for Reconstruction & Global Construction, 0.63%,
4/22/2025 1,000,000 917,866
International Financial Corp., GMT N, 0.50%, 3/20/2023 1,000,000 988,304
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/2026 1,000,000 889,025
United States International Development Finance, 3.43%, 6/1/2033 996,970 939,638
5,485,878
Real Estate — 1.8%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.38%, 6/15/2026
(a)
1,000,000 861,605
Preservation of Affordable Housing, Inc., 4.48%, 12/1/2032 1,000,000 932,438
1,794,043

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
CORPORATE BONDS — 45.29% - continued
Principal
Amount Fair Value
Technology — 1.9%
Apple, Inc., 3.00%, 6/20/2027 $ 1,000,000 $ 954,629
Intel Corp., 4.15%, 8/5/2032 1,000,000 941,627
1,896,256
Utilities — 7.6%
AES Corp. (The), 2.45%, 1/15/2031 1,000,000 794,052
Ameren Illinois Co., 2.90%, 6/15/2051 1,000,000 665,418
Duke Energy Carolinas, LLC, 3.55%, 3/15/2052 1,000,000 760,772
Duke Energy Progress, LLC, 3.45%, 3/15/2029 850,000 783,588
Interstate Power and Light Co., 3.50%, 9/30/2049 845,000 615,412
New York State Electric & Gas Corp., 2.15%, 10/1/2031
(a)
1,000,000 788,238
Niagara Mohawk Power Corp., 1.96%, 6/27/2030
(a)
1,000,000 795,493
San Diego Gas & Electric Co., 2.95%, 8/15/2051 1,000,000 693,377
Sempra Energy, 4.88%, Perpetual (H15T5Y + 4.550bps)
(b)
1,000,000 930,001
Vistra Corp., 7.00%, Perpetual (H15T5Y + 5.740bps)
(a)(b)
1,000,000 896,010
7,722,361
Total Corporate Bonds (Cost $49,769,141) 45,760,816
FOREIGN GOVERNMENT BONDS — 2.01%
Canada Government International Bond, 2.88%, 4/28/2025 1,100,000 1,067,165
Council of Europe Development Bank, 3.00%, 6/16/2025 1,000,000 968,940
Total Foreign Government Bonds (Cost $2,098,104) 2,036,105
MUNICIPAL BONDS — 8.11%
District of Columbia — 1.67%
District of Columbia, Revenue , 3.85%, 2/28/2025 1,750,000 1,687,795
Florida — 0.98%
Florida Development Finance Corp., Revenue, Series A , 7.25%, 7/1/2057 1,000,000 993,813
Montana — 1.04%
Gallatin County Industrial Development, Revenue, Series B , 11.50%,
9/1/2027 1,000,000 1,047,671
New York — 3.95%
Metropolitan Transportation Authority, Revenue , 5.18%, 11/15/2049 1,000,000 913,147
New York State Energy Research & Development Authority, Revenue,
Series A , 4.87%, 4/1/2037 3,335,000 3,073,170
3,986,317
Wisconsin — 0.47%
Fond du Lac County Social Bonds, Revenue, Series A , 5.57%, 11/1/2051 500,000 476,346
Total Municipal Bonds (Cost $8,627,287) 8,191,942
TERM LOANS — 2.81%
Utilities — 1.9%
ExGen Renewables IV, LLC, 6.90%, 12/15/2027 (US0001M +
250.000bps)
(b)
943,711 935,850
TerraForm Power Operating, LLC, 5.22%, 5/30/2029 (TSFR1M +
275.000bps)
(b)
997,500 996,253
1,932,103

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
TERM LOANS — 2.81% - continued
Principal
Amount Fair Value
Industrials — 0.9%
LTR Intermediate Holdings, Inc., 6.75%, 5/7/2028 (US0001M +
450.000bps)
(b)
$ 994,962 $ 905,416
Total Term Loans (Cost $2,901,715) 2,837,519
U.S. GOVERNMENT & AGENCIES — 23.21%
Fannie Mae Pool, 2.00% , 7/1/2036 824,259 743,014
Fannie Mae Pool, 2.00% , 6/1/2051 975,305 803,581
Fannie Mae Pool, 2.50% , 1/1/2052 2,284,053 1,960,347
Fannie Mae Pool, 2.50% , 4/1/2052 1,490,505 1,279,849
Fannie Mae Pool, 3.00% , 4/1/2052 2,834,938 2,517,033
Fannie Mae Pool, 3.50% , 4/1/2052 2,863,178 2,619,878
Fannie Mae Pool, 5.00% , 5/1/2052 180,733 179,710
Fannie Mae Pool, 5.00% , 7/1/2052 459,437 456,959
Fannie Mae Pool, 4.50% , 8/1/2052 1,955,803 1,901,242
Federal National Mortgage Association, 0.88% , 8/5/2030 1,000,000 791,959
Freddie Mac Pool, 3.00% , 2/1/2052 223,358 198,312
Freddie Mac Pool, 2.00% , 3/1/2052 1,119,789 926,152
Ginnie Mae II Pool, 2.50% , 9/20/2051 1,552,448 1,364,077
Ginnie Mae II Pool, 3.00% , 12/20/2051 1,842,163 1,664,703
Ginnie Mae II Pool, 3.00% , 5/20/2052 209,710 188,848
Ginnie Mae II Pool, 3.50% , 7/20/2052 213,284 197,867
United States Treasury Bond, 2.38% , 2/15/2042 483,000 373,948
United States Treasury Bond, 4.00% , 11/15/2042 2,318,000 2,315,826
United States Treasury Bond, 3.00% , 8/15/2052 1,901,000 1,615,553
United States Treasury Note, 3.88% , 11/30/2027 1,290,000 1,292,822
United States Treasury Note, 4.13% , 11/15/2032 63,000 65,215
Total U.S. Government & Agencies (Cost $24,865,107) 23,456,895
PREFERRED STOCKS — 1.09% Shares Fair Value
Financials — 1.09%
Morgan Stanley, Series P, 6.50% 43,475 1,097,309
Total Preferred Stocks (Cost $1,086,875) 1,097,309
Total Investments — 96.12% (Cost $103,941,049 ) 97,125,354
Other Assets in Excess of Liabilities — 3.88% 3,923,789
NET ASSETS — 100.00% $ 101,049,143
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
GMTN - Global Medium Term Note
MTN - Medium Term Note

OneAscent International Equity ETF
Schedule of Investments
November 30, 2022 - (Unaudited)
9
COMMON STOCKS — 89.72% Shares Fair Value
Consumer Discretionary — 1.81%
Valeo S.A. (France) 54,344 $ 1,005,007
Consumer Staples — 13.33%
Carrefour S.A. (France) 77,854 1,332,311
Dollarama, Inc. (Canada) 20,999 1,285,236
Kimberly-Clark de Mexico SAB de CV (Mexico) 907,854 1,545,085
L'Oreal S.A. (France) 3,071 1,135,227
Nestle S.A. - ADR (Switzerland) 17,762 2,113,500
7,411,359
Financials — 18.95%
AIA Group Ltd. (Hong Kong) 148,985 1,497,335
Bangkok Bank PCL (Thailand) 387,195 1,586,910
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia) 5,696,290 1,814,128
DBS Group Holdings Ltd. (Singapore) 86,569 2,238,705
HDFC Bank Ltd. - ADR (India) 19,754 1,394,040
KBC Group N.V. (Belgium) 36,271 1,993,053
10,524,171
Health Care — 5.87%
PHC Holdings Corp. (Japan) 92,960 1,073,775
Santen Pharmaceutical Co. Ltd. (Japan) 145,084 1,170,473
Straumann Holding AG (Switzerland) 8,964 1,019,261
3,263,509
Industrials — 20.64%
Adecco Group AG (Switzerland) 40,089 1,349,292
CAE, Inc. (Canada)
(a)
62,001 1,340,814
Daikin Industries Ltd. (Japan) 5,976 969,644
Element Fleet Management Corp. (Canada) 142,179 2,014,579
Ferguson plc (United Kingdom) 11,039 1,245,942
Intertek Group plc (United Kingdom) 19,173 934,992
Mitsubishi Electric Corp. (Japan) 106,904 1,066,455
MTU Aero Engines A.G. (Germany) 6,889 1,438,378
Nabtesco Corp. (Japan) 44,405 1,096,587
11,456,683
Materials — 10.18%
CRH plc (Ireland) 42,081 1,666,492
Givaudan S.A. (Switzerland) 332 1,110,760
Holcim Ltd. (Switzerland) 27,390 1,411,324
Smurfit Kappa Group plc (Ireland) 41,168 1,468,202
5,656,778
Technology — 18.94%
ASML Holding N.V. - ADR (Netherlands) 2,822 1,716,115
ASMPT Ltd. (Hong Kong) 135,871 998,494
Constellation Software, Inc. (Canada) 664 1,070,428
Murata Manufacturing Co. Ltd., (Japan) 19,505 1,054,324
Nomura Research Institute Ltd. (Japan) 48,887 1,060,698
Novatek Microelectronics Corp. (Taiwan Province of China) 84,000 814,144
NXP Semiconductors N.V. (Netherlands) 6,142 1,080,009

OneAscent International Equity ETF
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
10
COMMON STOCKS — 89.72% - continued Shares Fair Value
Technology — 18.94% - continued
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Taiwan
Province of China) 19,386 $ 1,608,650
Topicus.com, Inc. (Canada)
(a)
20,086 1,116,918
10,519,780
Total Common Stocks/ Investments — 89.72% (Cost $44,577,842 ) 49,837,287
Other Assets in Excess of Liabilities — 10.28% 5,711,409
NET ASSETS — 100.00% $ 55,548,696
(a) Non-income producing security.
ADR - American Depositary Receipt

OneAscent Emerging Markets ETF
Schedule of Investments
November 30, 2022 - (Unaudited)
11
COMMON STOCKS — 94.17% Shares Fair Value
Consumer Discretionary — 10.36%
Ace Hardware Indonesia Tbk P.T. (Indonesia) 11,093,004 $ 354,704
Coway Co. Ltd. (South Korea) 8,325 367,730
Haier Smart Home Co. Ltd., H Shares (China) 288,684 946,170
MercadoLibre, Inc. (Argentina)
(a)
274 255,090
Sendas Distribuidora S.A. (Brazil) 130,500 494,981
2,418,675
Consumer Staples — 7.02%
Charoen Pokphand Foods PCL (Thailand) 448,344 304,978
Indofood CBP Sukses Makmur Tbk P.T. (Indonesia) 780,840 504,348
Kimberly-Clark de Mexico SAB de CV (Mexico) 487,224 829,211
1,638,537
Financials — 22.74%
Banco Bradesco S.A. - ADR (Brazil) 120,312 357,326
Bangkok Bank PCL (Thailand) 159,804 654,953
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia) 3,315,888 1,056,029
BB Seguridade Participacoes S.A. (Brazil) 83,200 499,085
Chailease Holding Co. Ltd. (Taiwan Province of China) 133,000 870,170
HDFC Bank Ltd. - ADR (India) 11,628 820,588
NU Holdings Ltd., Class A (Taiwan Province of China)
(a)
62,604 278,588
Regional S.A.B. de C.V. (Mexico) 105,912 773,444
5,310,183
Health Care — 3.95%
Dentium Co. Ltd. (South Korea) 8,446 570,623
Sul America S.A. (Brazil) 81,200 351,942
922,565
Industrials — 7.05%
China Airlines Ltd. (Taiwan Province of China) 521,000 306,192
Sarana Menara Nusantara Tbk P.T. (Indonesia) 7,381,692 533,434
Sporton International, Inc. (Taiwan Province of China) 45,000 300,994
Voltronic Power Technology Corp. (Taiwan Province of China) 9,000 505,552
1,646,172
Materials — 3.94%
Hanwha Solutions Corp. (South Korea)
(a)
11,974 471,063
Orbia Advance Corp. SAB de CV (Mexico) 229,644 450,000
921,063
Technology — 39.11%
Accton Technology Corp. (Taiwan Province of China) 72,000 634,717
Arco Platform Ltd. (Brazil)
(a)
38,232 345,617
ASMPT Ltd. (Hong Kong) 73,656 541,286
DB HiTek Co. Ltd. (South Korea) 22,032 753,548
eMemory Technology, Inc. (Taiwan Province of China) 9,000 426,651
Infosys Ltd. - ADR (India) 49,860 1,014,651
MediaTek, Inc. (Taiwan Province of China) 40,000 952,010
Novatek Microelectronics Corp. (Taiwan Province of China) 35,000 339,227
Powerchip Semiconductor Manufacturing Corp. (Taiwan Province of
China) 216,000 233,548
Samsung Electronics Co. Ltd. (South Korea) 33,970 1,620,348

OneAscent Emerging Markets ETF
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
12
COMMON STOCKS — 94.17% - continued Shares Fair Value
Technology — 39.11% - continued
Samsung SDI Co. Ltd. (South Korea) 1,044 $ 583,647
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan Province of
China) 90,000 1,431,911
Unimicron Technology Corp. (Taiwan Province of China) 50,000 252,452
9,129,613
Total Common Stocks/ Investments — 94.17% (Cost $20,504,160 ) 21,986,808
Other Assets in Excess of Liabilities — 5.83% 1,362,366
NET ASSETS — 100.00% $ 23,349,174
(a) Non-income producing security.
ADR - American Depositary Receipt